Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Concession right on forest land (i)	$7,817,299	$7,671,969
Less: Accumulated amortization	(122,693)	(17,202)
Intangible assets, net	$7,694,606	$7,654,767

(i)	On December 3, 2024, the Company acquired a concession right on forest land from a third party for consideration of $7,671,969. The concession right with a finite useful life of 37 years gives the Company rights to operate in the designated forests in the PRC.

Schedule of Estimated Future Amortization Expense

Estimated future amortization expense is as follows:

Amortization expense
Six months ending December 31, 2025	$105,165
Twelve months ending December 31,
2026	210,331
2027	210,331
2028	210,331
2029	210,331
Thereafter	6,748,117
Total	$7,694,606